Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Summary of specific financial information related to sales to external customers

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012

Pork	$1,717,329	$1,713,077	$1,638,404
Commodity Trading and Milling	3,499,290	3,501,498	3,023,531
Marine	852,749	913,776	969,575
Sugar	199,503	245,541	288,315
Power	189,119	283,796	255,390
All Other	15,086	12,726	13,918
Segment/Consolidated Totals	$6,473,076	$6,670,414	$6,189,133

Summary of specific financial information related to operating income (loss)

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012

Pork	$348,987	$147,695	$122,556
Commodity Trading and Milling	53,941	38,339	71,852
Marine	(2,693)	(25,783)	26,111
Sugar	26,635	24,453	60,180
Power	18,971	42,939	55,042
All Other	1,173	745	607
Segment Totals	447,014	228,388	336,348
Corporate	(23,455)	(23,524)	(26,687)
Consolidated Totals	$423,559	$204,864	$309,661

Summary of specific financial information related to income (loss) from affiliates

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012

Pork	$3,690	$-	$-
Commodity Trading and Milling	(23,740)	(639)	10,467
Sugar	738	614	88
Turkey	54,668	(10,267)	20,152
Segment/Consolidated Totals	$35,356	$(10,292)	$30,707

Summary of specific financial information related to depreciation and amortization

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012

Pork	$46,196	$43,306	$43,014
Commodity Trading and Milling	5,146	5,553	6,330
Marine	24,740	25,136	23,490
Sugar	7,998	10,726	11,222
Power	7,517	7,395	5,467
All Other	382	363	366
Segment Totals	91,979	92,479	89,889
Corporate	406	598	327
Consolidated Totals	$92,385	$93,077	$90,216

Summary of specific financial information related to total assets

	December 31,
(Thousands of dollars)	2014	2013

Pork	$821,172	$773,641
Commodity Trading and Milling	1,103,461	1,056,930
Marine	283,276	271,012
Sugar	198,271	226,245
Power	199,256	267,431
Turkey	393,425	342,083
All Other	5,887	6,428
Segment Totals	3,004,748	2,943,770
Corporate	672,572	474,278
Consolidated Totals	$3,677,320	$3,418,048

Summary of specific financial information related to investments in and advances to affiliates

	December 31,
(Thousands of dollars)	2014	2013

Pork	$79,832	$-
Commodity Trading and Milling	178,344	197,036
Marine	17,333	-
Sugar	2,994	2,768
Turkey	244,560	207,096
Segment/Consolidated Totals	$523,063	$406,900

Summary of specific financial information related to capital expenditures

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012

Pork	$54,244	$79,637	$52,333
Commodity Trading and Milling	21,351	24,213	22,817
Marine	29,381	22,817	35,365
Sugar	13,592	17,117	22,066
Power	2,243	4,207	25,022
All Other	115	247	112
Segment Totals	120,926	148,238	157,715
Corporate	252	1,414	1,040
Consolidated Totals	$121,178	$149,652	$158,755

Geographic summary of net sales based on the location of product delivery

	Years ended December 31,
(Thousands of dollars)	2014	2013	2012
Caribbean, Central and South America	$2,414,181	$2,571,970	$2,566,056
Africa	1,661,325	1,578,341	1,471,574
United States	1,396,769	1,389,784	1,303,533
Pacific Basin and Far East	424,551	383,105	334,215
Canada/Mexico	347,684	393,502	351,505
Eastern Mediterranean	156,167	186,127	74,509
Europe	72,399	167,585	87,741
Totals	$6,473,076	$6,670,414	$6,189,133

Geographic summary of the entity's long-lived assets according to their physical location and primary port for the vessels
	December 31,
(Thousands of dollars)	2014	2013

United States	$543,111	$555,882
Dominican Republic	134,460	140,536
Argentina	70,531	90,367
All other	99,889	83,015
Totals	$847,991	$869,800